Shareholder Report	6 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Vanguard Specialized Funds
Entity Central Index Key	0000734383
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000008004
Shareholder Report [Line Items]
Fund Name	Dividend Growth Fund
Class Name	Investor Shares
Trading Symbol	VDIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Dividend Growth Fund (the "Fund") for the period of February 1, 2026, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	 https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$10	0.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[1]
AssetsNet	$ 35,481,000,000
Holdings Count | Holding	70
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of July 31, 2026)

Table Summary
Fund Net Assets (in millions)	$35,481
Number of Portfolio Holdings	70
Portfolio Turnover Rate	25%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of July 31, 2026)

Table Summary
Communication Services	1.5%
Consumer Discretionary	7.7%
Consumer Staples	6.2%
Energy	2.7%
Financials	21.4%
Health Care	17.6%
Industrials	12.9%
Information Technology	24.7%
Materials	2.6%
Utilities	1.7%
Other Assets and Liabilities—Net	1.0%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000008005
Shareholder Report [Line Items]
Fund Name	Energy Opportunities Fund
Class Name	Investor Shares
Trading Symbol	VGENX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Energy Opportunities Fund (the "Fund") (formerly known as Vanguard Energy Fund) for the period of February 1, 2026, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	 https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$23	0.44%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%	[2]
AssetsNet	$ 7,311,000,000
Holdings Count | Holding	43
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of July 31, 2026)

Table Summary
Fund Net Assets (in millions)	$7,311
Number of Portfolio Holdings	43
Portfolio Turnover Rate	8%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of July 31, 2026)

Table Summary
Asia	2.8%
Europe	32.2%
North America	63.4%
South America	1.1%
Other Assets and Liabilities—Net	0.5%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000008006
Shareholder Report [Line Items]
Fund Name	Energy Opportunities Fund
Class Name	Admiral™ Shares
Trading Symbol	VGELX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Energy Opportunities Fund (the "Fund") (formerly known as Vanguard Energy Fund) for the period of February 1, 2026, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	 https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$19	0.36%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%	[3]
AssetsNet	$ 7,311,000,000
Holdings Count | Holding	43
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of July 31, 2026)

Table Summary
Fund Net Assets (in millions)	$7,311
Number of Portfolio Holdings	43
Portfolio Turnover Rate	8%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of July 31, 2026)

Table Summary
Asia	2.8%
Europe	32.2%
North America	63.4%
South America	1.1%
Other Assets and Liabilities—Net	0.5%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000008007
Shareholder Report [Line Items]
Fund Name	Health Care Fund
Class Name	Investor Shares
Trading Symbol	VGHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Health Care Fund (the "Fund") for the period of February 1, 2026, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	 https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$17	0.34%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[4]
AssetsNet	$ 38,166,000,000
Holdings Count | Holding	97
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of July 31, 2026)

Table Summary
Fund Net Assets (in millions)	$38,166
Number of Portfolio Holdings	97
Portfolio Turnover Rate	24%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of July 31, 2026)

Table Summary
Asia	5.5%
Europe	18.2%
North America	74.1%
Other Assets and Liabilities—Net	2.2%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000008008
Shareholder Report [Line Items]
Fund Name	Health Care Fund
Class Name	Admiral™ Shares
Trading Symbol	VGHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Health Care Fund (the "Fund") for the period of February 1, 2026, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	 https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$14	0.28%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%	[5]
AssetsNet	$ 38,166,000,000
Holdings Count | Holding	97
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of July 31, 2026)

Table Summary
Fund Net Assets (in millions)	$38,166
Number of Portfolio Holdings	97
Portfolio Turnover Rate	24%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of July 31, 2026)

Table Summary
Asia	5.5%
Europe	18.2%
North America	74.1%
Other Assets and Liabilities—Net	2.2%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000031350
Shareholder Report [Line Items]
Fund Name	Dividend Appreciation Index Fund
Class Name	ETF Shares
Trading Symbol	VIG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Dividend Appreciation Index Fund (the "Fund") for the period of February 1, 2026, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	 https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.04%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[6]
AssetsNet	$ 130,900,000,000
Holdings Count | Holding	340
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of July 31, 2026)

Table Summary
Fund Net Assets (in millions)	$130,900
Number of Portfolio Holdings	340
Portfolio Turnover Rate	4%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of July 31, 2026)

Table Summary
Consumer Discretionary	4.2%
Consumer Staples	9.3%
Energy	3.3%
Financials	21.8%
Health Care	17.7%
Industrials	11.9%
Information Technology	25.3%
Materials	3.2%
Utilities	2.9%
Other Assets and Liabilities—Net	0.4%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000135474
Shareholder Report [Line Items]
Fund Name	Dividend Appreciation Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VDADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Dividend Appreciation Index Fund (the "Fund") for the period of February 1, 2026, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	 https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[7]
AssetsNet	$ 130,900,000,000
Holdings Count | Holding	340
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of July 31, 2026)

Table Summary
Fund Net Assets (in millions)	$130,900
Number of Portfolio Holdings	340
Portfolio Turnover Rate	4%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of July 31, 2026)

Table Summary
Consumer Discretionary	4.2%
Consumer Staples	9.3%
Energy	3.3%
Financials	21.8%
Health Care	17.7%
Industrials	11.9%
Information Technology	25.3%
Materials	3.2%
Utilities	2.9%
Other Assets and Liabilities—Net	0.4%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.